Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	€ 81,488	€ 49,989	€ 43,791
Third-party services
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	54,810	29,324	27,338
Personnel expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	20,532	13,638	10,154
Legal, consulting and patent expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	1,301	2,380	1,983
Costs of materials
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	2,152	1,730	1,547
Accumulated depreciation and Amortisation
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	1,057	834	725
Other expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	€ 1,636	€ 2,083	€ 2,044